SUBSEQUENT EVENTS (Details) - USD ($)	Jun. 30, 2022	Jan. 21, 2022	Jan. 18, 2022	Jan. 13, 2022	Dec. 31, 2021
Sponsor
Subsequent Event [Line Items]
Stated percentage			12.00%
PIPE Investment Under Subscription Agreement
Subsequent Event [Line Items]
Aggregate purchase price/PIPE Investment					$ 82,000,000
Merger Agreement | Sponsor
Subsequent Event [Line Items]
Loan for each share price	$ 12.00				$ 12.00
Note Subscription Agreement | PIPE Investment Under Subscription Agreement | Sponsor
Subsequent Event [Line Items]
Aggregate purchase price/PIPE Investment					$ 25,000,000
Stated percentage					12.00%
Subsequent event | Sponsor
Subsequent Event [Line Items]
Loan amount				$ 1,500,000
Payment of Trust in connection with redemptions		$ 148,079,821
Subsequent event | Sponsor | Class A common stock
Subsequent Event [Line Items]
Loan for each share price				$ 0.03
Redeem an aggregate of shares		14,797,723